Summary of Significant Accounting Policies (Details 4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Operating Income (Loss)	$ 689	$ 794	$ 813	$ 780	$ 762	$ 769	$ 820	$ 845	$ 3,076	$ 3,196	$ 3,123
Net earnings	$ 459	$ 516	$ 531	$ 484	$ 506	$ 473	$ 511	$ 579	$ 1,990	$ 2,069	$ 1,952
Earnings Per Share, Diluted	$ 2.49	$ 2.75	$ 2.74	$ 2.41	$ 2.48	$ 2.26	$ 2.37	$ 2.63	$ 10.39	$ 9.75	$ 8.35
Contracts Accounted for under Percentage of Completion [Member]
Change in Accounting Estimate [Line Items]
Operating Income (Loss)									$ 580	$ 664	$ 753
Net earnings									$ 377	$ 432	$ 489
Earnings Per Share, Diluted									$ 1.97	$ 2.04	$ 2.09